Equity (Details) - Schedule of Amounts Managed as Capital - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule of Amounts Managed as Capital [Abstract]
Current borrowings	$ (3,889,131)	$ (1,038,155)
Cash and cash equivalents	311,810	8,758
Net debt	3,577,321	(1,029,397)
Total equity	$ 10,744,528	$ 12,208,774
Net debt to equity ratio	33.29%	8.43%